Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 148	$ 23,188
Restricted cash		1,139	202
Accounts receivable, net			2,339
Advance to suppliers, net		143	471
Inventories, net		2,423	7,770
Prepaid expenses and other current assets, net		28,699	33,702
Total current assets		32,552	82,870
Non-current assets:
Property and equipment, net		2,502	3,197
Intangible assets, net		28	35
Operating lease right-of-use asset, net		6,383	9,230
PIPE escrow account			55,000
Long-term investments			15,918
Total non-current assets		8,913	83,380
TOTAL ASSETS		41,465	166,250
Current liabilities:
Accounts payable		25,308	25,114
Advance from customers		85	384
Loans from a third party		13,417	12,019
Warrant liabilities		52	288
Accrued expenses and other current liabilities		56,821	33,115
Lease liabilities, current		2,250	3,014
Total current liabilities		103,228	98,241
Non-current liabilities:
Lease liabilities, non-current		4,804	7,075
Total non-current liabilities		4,804	7,075
TOTAL LIABILITIES		108,032	105,316
Shareholders’ (deficit) equity
Additional paid-in capital		678,528	633,528
Accumulated deficit		(737,049)	(564,514)
Accumulated other comprehensive loss		(4,105)	(4,294)
NWTN Shareholders’ (deficit) equity		(62,596)	64,750
Non-controlling interests		(3,971)	(3,816)
Total Shareholders’ (deficit) equity		(66,567)	60,934
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY		41,465	166,250
Related Party
Current assets:
Amounts due from related parties, net			15,198
Current liabilities:
Amounts due to related parties		5,295	24,307
Class A Ordinary Shares
Shareholders’ (deficit) equity
Ordinary shares value	[1]	4	4
Class B Ordinary Shares
Shareholders’ (deficit) equity
Ordinary shares value	[1]	$ 26	$ 26

[1]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.